PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 96.7% of Net Assets
		Australia – 1.7%
4,845,000		New South Wales Treasury Corp., Series 26, 4.000%, 5/20/2026, (AUD)(a)	$3,962,562
9,190,000		Queensland Treasury Corp., Series 27, 2.750%, 8/20/2027, 144A, (AUD)(a)	7,107,550

			11,070,112

		Belgium – 1.7%
4,030,000		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/01/2036(a)	4,747,638
2,665,000		Anheuser-Busch InBev S.A., EMTN, 2.000%, 1/23/2035, (EUR)(a)	3,067,549
1,645,000		Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050(a)	1,950,180
1,150,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029(a)	1,389,538

			11,154,905

		Brazil – 3.5%
3,245,000		Banco Bradesco S.A., 2.850%, 1/27/2023, 144A	3,210,862
23,233	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	4,845,313
16,075	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2029, (BRL)	3,386,658
3,525,000		Brazilian Government International Bond, 4.625%, 1/13/2028	3,685,423
3,045,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025	2,696,347
530,000		Embraer Netherlands Finance BV, 5.400%, 2/01/2027	469,050
2,705,000		Itau Unibanco Holding S.A., 2.900%, 1/24/2023, 144A	2,674,596
1,780,000		Republic of Brazil, 2.875%, 4/01/2021, (EUR)	2,017,328

			22,985,577

		Canada – 1.5%
1,635,000		Alimentation Couche-Tard, Inc., 1.875%, 5/06/2026, (EUR)(a)	1,926,134
4,745,000		Canadian Government Bond, 2.000%, 6/01/2028, (CAD)(a)	3,917,701
2,585,000		Fairstone Financial Issuance Trust I, Series 2019-1A, Class A, 3.948%, 3/21/2033, 144A, (CAD)(a)	1,869,079
85,852		Ford Auto Securitization Trust, Series 2017-R5A, Class A2, 2.082%, 11/15/2021, 144A, (CAD)(a)	63,313
750,000		Ford Auto Securitization Trust, Series 2019-AA, Class A3, 2.552%, 9/15/2024, 144A, (CAD)(a)	576,398
760,000		Ford Auto Securitization Trust, Series 2019-BA, Class A2, 2.321%, 10/15/2023, 144A, (CAD)(a)	562,666

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Canada – continued
1,260,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(a)	$1,091,595

		10,006,886

	Chile – 0.4%
2,235,000	Engie Energia Chile S.A., 3.400%, 1/28/2030(a)	2,327,752

	China – 4.8%
30,000,000	China Government Bond, 1.990%, 4/09/2025, (CNY)(a)	4,137,201
22,000,000	China Government Bond, 3.390%, 3/16/2050, (CNY)	2,991,351
31,000,000	China Government Bond, Series 1906, 3.290%, 5/23/2029, (CNY)(a)	4,506,202
27,700,000	China Government Bond, Series 1906, 3.290%, 5/23/2029, (CNY)(a)	4,026,510
33,630,000	China Government Bond, Series 1907, 3.250%, 6/06/2026, (CNY)(a)	4,888,676
17,000,000	China Government Bond, Series 1907, 3.250%, 6/06/2026, (CNY)(a)	2,471,231
58,890,000	China Government Bond, Series 1916, 3.120%, 12/05/2026, (CNY)(a)	8,463,574

		31,484,745

	Colombia – 0.9%
19,798,100,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(a)	5,995,310

	Denmark – 0.9%
33,175,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(a)	5,622,899

	Finland – 0.3%
2,015,000	Nokia OYJ, 4.375%, 6/12/2027(a)	2,129,089

	France – 1.6%
1,840,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A(a)	2,030,169
250,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A(a)	267,865
7,200,000	Unibail-Rodamco-Westfield SE, EMTN, 1.750%, 2/27/2034, (EUR)(a)	7,778,636

		10,076,670

	Germany – 0.0%
235,000	Deutsche Telekom AG, EMTN, 1.750%, 12/09/2049, (EUR)(a)	256,551

	India – 0.5%
3,455,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A(a)	3,565,546

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Indonesia – 1.1%
93,413,000,000		Indonesia Treasury Bond, 8.250%, 5/15/2029, (IDR)(a)	$6,959,710

		Ireland – 0.6%
3,645,000		AIB Group PLC, 4.750%, 10/12/2023, 144A(a)	3,929,404

		Italy – 6.2%
985,000		Atlantia SpA, EMTN, 1.625%, 2/03/2025, (EUR)	1,040,217
2,045,000		Atlantia SpA, EMTN, 1.875%, 7/13/2027, (EUR)	2,143,023
1,600,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A(a)	2,130,444
620,000		Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	635,290
3,670,000		Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	3,867,286
1,250,000		Intesa Sanpaolo SpA, Series XR, 4.000%, 9/23/2029, 144A(a)	1,322,064
18,045,000		Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)(a)	20,517,886
850,000		Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	1,070,209
380,000		Telecom Italia SpA, 5.303%, 5/30/2024, 144A	396,557
605,000		UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	687,099
350,000		UniCredit SpA, 6.572%, 1/14/2022, 144A(a)	369,798
300,000		UniCredit SpA, (fixed rate to 1/15/2027, variable rate thereafter), 2.731%, 1/15/2032, (EUR)	304,390
340,000		UniCredit SpA, (fixed rate to 2/20/2024, variable rate thereafter), EMTN, 4.875%, 2/20/2029, (EUR)	393,870
1,465,000		UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A(a)	1,534,763
4,095,000		UniCredit SpA, (fixed rate to 9/23/2024, variable rate thereafter), EMTN, 2.000%, 9/23/2029, (EUR)(a)	4,161,490

			40,574,386

		Japan – 7.0%
1,876,568,400	(†††)	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(a)	17,301,543
87,943,152	(†††)	Japan Government CPI Linked Bond, Series 22, 0.100%, 3/10/2027, (JPY)(a)	810,657
679,076,932	(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(a)	6,265,986
271,150,000		Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(a)	3,357,539
572,450,000		Japan Government Thirty Year Bond, Series 41, 1.700%, 12/20/2043, (JPY)(a)	6,726,944
480,200,000		Japan Government Thirty Year Bond, Series 51, 0.300%, 6/20/2046, (JPY)(a)	4,197,520

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Japan – continued
724,400,000		Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(a)	$6,571,896

			45,232,085

		Malaysia – 1.3%
28,630,000		Malaysia Government Bond, Series 0119, 3.906%, 7/15/2026, (MYR)(a)	7,127,409
5,040,000		Malaysia Government Bond, Series 0215, 3.795%, 9/30/2022, (MYR)(a)	1,216,795

			8,344,204

		Mexico – 3.8%
2,120,000		America Movil SAB de CV, 2.875%, 5/07/2030(a)	2,237,766
3,255,000		America Movil SAB de CV, 3.625%, 4/22/2029(a)	3,609,567
200,000		Cemex SAB de CV, 5.450%, 11/19/2029	184,740
880,000		Cemex SAB de CV, 5.450%, 11/19/2029, 144A	812,856
250,000		Cemex SAB de CV, 5.700%, 1/11/2025	244,375
2,584,000		Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050(a)	2,667,103
665,000		Grupo Bimbo SAB de CV, 4.000%, 9/06/2049(a)	667,514
200,000		Grupo Bimbo SAB de CV, 4.700%, 11/10/2047(a)	220,846
234,271	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(a)	1,035,585
1,368,435	(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)(a)	7,047,251
1,025,000		Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A(a)	1,127,510
190,000		Petroleos Mexicanos, 5.625%, 1/23/2046(a)	134,929
465,000		Petroleos Mexicanos, 6.350%, 2/12/2048(a)	345,332
910,000		Petroleos Mexicanos, 6.750%, 9/21/2047(a)	699,654
2,165,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(a)	2,273,228
1,160,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026(a)	1,217,988

			24,526,244

		Netherlands – 0.6%
440,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030, 144A(a)	473,417
2,765,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 4.300%, 6/18/2029, 144A(a)	3,137,313

			3,610,730

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	New Zealand – 0.1%
1,045,000	New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)(a)	$771,207

	Norway – 0.9%
320,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	300,552
45,000,000	City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(a)	4,763,985
9,420,000	Norway Government Bond, Series 477, 1.750%, 3/13/2025, 144A, (NOK)(a)	1,044,395

		6,108,932

	Poland – 0.7%
16,435,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)(a)	4,529,084

	Portugal – 0.3%
1,040,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	1,116,716
350,000	EDP Finance BV, EMTN, 0.375%, 9/16/2026, (EUR)	386,966
450,000	EDP Finance BV, EMTN, 1.625%, 1/26/2026, (EUR)	532,866

		2,036,548

	South Africa – 1.7%
730,000	Anglo American Capital PLC, 5.375%, 4/01/2025, 144A(a)	824,495
1,035,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A(a)	1,250,204
190,570,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	9,029,630

		11,104,329

	Spain – 3.6%
2,100,000	Banco Bilbao Vizcaya Argentaria S.A., GMTN, (fixed rate to 1/16/2025, variable rate thereafter), 1.000%, 1/16/2030, (EUR)(a)	2,213,376
800,000	Banco Santander S.A., 4.250%, 4/11/2027(a)	887,109
2,400,000	Banco Santander S.A., 5.179%, 11/19/2025(a)	2,702,136
2,100,000	CaixaBank S.A., (fixed rate to 4/17/2025, variable rate thereafter), EMTN, 2.250%, 4/17/2030, (EUR)	2,319,733
1,200,000	CaixaBank S.A., (fixed rate to 7/14/2023, variable rate thereafter), EMTN, 2.750%, 7/14/2028, (EUR)	1,365,834
1,420,000	Grifols S.A., 1.625%, 2/15/2025, (EUR)	1,555,166
2,460,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)(a)	3,178,994
2,835,000	Spain Government Bond, 2.700%, 10/31/2048, 144A, (EUR)(a)	4,297,888

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Spain – continued
2,835,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(a)	$4,842,092

		23,362,328

	Supranationals – 1.4%
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(a)	2,345,930
37,000,000,000	International Bank for Reconstruction & Development, EMTN, 8.400%, 10/12/2021, (IDR)(a)	2,616,264
39,710,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(a)	4,127,051

		9,089,245

	Sweden – 0.5%
27,455,000	Sweden Government Bond, Series 1057, 1.500%, 11/13/2023, 144A, (SEK)(a)	3,129,426

	Switzerland – 0.5%
410,000	Argentum Netherlands BV for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2026, variable rate thereafter), 3.500%, 10/01/2046, (EUR)(a)	513,494
285,000	Cloverie PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 6/24/2026, variable rate thereafter), 5.625%, 6/24/2046(a)	322,762
1,765,000	Credit Suisse Group AG, (fixed rate to 4/01/2030, variable rate thereafter), 4.194%, 4/01/2031, 144A(a)	2,011,844
510,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045(a)	529,125

		3,377,225

	Thailand – 0.4%
74,870,000	Thailand Government Bond, 1.600%, 12/17/2029, (THB)(a)	2,508,105

	United Arab Emirates – 0.6%
735,000	DP World Crescent Ltd., MTN, 4.848%, 9/26/2028(a)	773,323
1,180,000	DP World PLC, MTN, 4.700%, 9/30/2049(a)	1,156,400
1,755,000	DP World PLC, MTN, 5.625%, 9/25/2048(a)	1,912,950

		3,842,673

	United Kingdom – 8.5%
1,300,000	Aviva PLC, EMTN, (fixed rate to 12/04/2025, variable rate thereafter), 3.375%, 12/04/2045, (EUR)(a)	1,551,629
1,425,000	Barclays PLC, 4.337%, 1/10/2028(a)	1,581,993
1,660,000	Barclays PLC, 4.375%, 1/12/2026(a)	1,869,193
1,080,000	Barclays PLC, EMTN, (fixed rate to 2/07/2023, variable rate thereafter), 2.000%, 2/07/2028, (EUR)(a)	1,188,433

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United Kingdom – continued
$1,725,471	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 1.086%, 11/16/2066, 144A(a)(b)	$1,710,820
3,490,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A(a)	3,805,345
1,535,000	British Telecommunications PLC, 5.125%, 12/04/2028(a)	1,897,289
1,370,000	Channel Link Enterprises Finance PLC, Series A7, (fixed rate to 6/20/2022, variable rate thereafter), 1.761%, 6/30/2050, (EUR)(a)	1,525,603
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)(a)	1,218,990
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(a)	3,718,119
2,268,000	Co-Operative Bank PLC (The), 4.750%, 11/11/2021, (GBP)(a)	2,937,490
962,378	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.810%, 8/25/2060, 144A(a)(b)	960,736
2,360,000	Heathrow Funding Ltd., EMTN, 1.875%, 3/14/2036, (EUR)(a)	2,676,632
2,030,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(a)(c)	2,075,377
1,070,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(a)(c)	1,091,749
190,000	Lanark Master Issuer PLC, Series 2020-1A, Class 2A, 3-month SONIA + 0.570%, 0.922%, 12/22/2069, 144A, (GBP)(a)(b)	233,204
2,250,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025(a)	2,443,296
460,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), EMTN, 4.500%, 3/18/2030, (EUR)(a)	559,188
1,535,000	Nationwide Building Society, (fixed rate to 7/25/2024, variable rate thereafter), EMTN, 2.000%, 7/25/2029, (EUR)(a)	1,722,771
305,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)(a)	437,937
1,225,000	Penarth Master Issuer PLC, Series 2019-1A, Class A1, 1-month LIBOR + 0.540%, 0.734%, 7/18/2023, 144A(a)(b)	1,222,843
123,617	Residential Mortgage Securities PLC, Series 28, Class A, GBP 3-month LIBOR + 1.150%, 1.923%, 6/15/2046, (GBP)(a)(b)	153,101
1,660,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(a)	1,815,852
2,095,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A(a)	2,367,719
435,000	United Kingdom Gilt, 1.500%, 7/22/2047, (GBP)(a)	654,204
4,995,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(a)	10,201,699
350,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(a)	678,841
2,035,000	Vodafone Group PLC, 5.250%, 5/30/2048(a)	2,657,589

		54,957,642

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – 39.1%
$565,000	AEP Transmission Co. LLC, Series M, 3.650%, 4/01/2050(a)	$653,237
560,000	AES Corp. (The), 3.950%, 7/15/2030, 144A(a)	592,200
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(a)	2,713,766
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)(a)	3,794,134
155,000	Air Lease Corp., 2.250%, 1/15/2023(a)	153,204
25,000	Air Lease Corp., 3.250%, 3/01/2025	25,063
163,000	Air Lease Corp., 3.250%, 10/01/2029(a)	154,855
90,000	Air Lease Corp., 4.625%, 10/01/2028	92,074
605,000	Air Lease Corp., MTN, 3.000%, 2/01/2030(a)	560,772
275,000	Ally Financial, Inc., 3.875%, 5/21/2024	284,343
590,000	Ally Financial, Inc., 4.625%, 3/30/2025	629,718
360,000	Ally Financial, Inc., 5.800%, 5/01/2025	401,097
2,980,000	American Tower Corp., 2.400%, 3/15/2025(a)	3,146,034
1,315,000	Anthem, Inc., 3.125%, 5/15/2050(a)	1,360,344
3,390,000	AT&T, Inc., 3.650%, 6/01/2051(a)	3,549,402
2,350,000	AT&T, Inc., 4.350%, 6/15/2045(a)	2,644,545
1,625,000	AT&T, Inc., 4.500%, 3/09/2048(a)	1,920,880
2,050,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A(a)	2,036,825
1,290,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A(a)	1,294,105
1,805,000	Bank of America Corp., (fixed rate to 2/13/2030, variable rate thereafter), MTN, 2.496%, 2/13/2031(a)	1,892,347
2,825,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031(a)	2,989,261
448,449	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	459,326
814,577	Bayview Opportunity Master Fund IVb Trust, Series 2019-RN4, Class A1, 3.278%, 10/28/2034, 144A(a)(c)	806,976
85,000	Boeing Co. (The), 2.250%, 6/15/2026	82,151
160,000	Boeing Co. (The), 3.100%, 5/01/2026(a)	163,037
10,000	Boeing Co. (The), 3.250%, 2/01/2035	9,118
120,000	Boeing Co. (The), 3.550%, 3/01/2038(a)	109,284

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$40,000	Boeing Co. (The), 3.625%, 3/01/2048	$35,149
485,000	Boeing Co. (The), 3.750%, 2/01/2050(a)	435,457
195,000	Boeing Co. (The), 3.825%, 3/01/2059(a)	165,275
235,000	Boeing Co. (The), 3.850%, 11/01/2048(a)	210,131
560,000	Boeing Co. (The), 3.950%, 8/01/2059(a)	490,739
1,745,000	Boeing Co. (The), 5.805%, 5/01/2050(a)	2,060,820
2,270,000	Boston Scientific Corp., 0.625%, 12/01/2027, (EUR)(a)	2,515,404
94,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.500%, 1/15/2028	99,475
300,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	324,185
1,635,000	Broadcom, Inc., 4.300%, 11/15/2032, 144A(a)	1,793,887
265,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	300,811
3,735,000	Broadcom, Inc., 5.000%, 4/15/2030, 144A(a)	4,292,907
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	632,812
1,125,000	Centene Corp., 3.375%, 2/15/2030	1,135,924
2,560,000	Centene Corp., 4.625%, 12/15/2029(a)	2,700,800
38,552	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(a)	38,506
400,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	405,209
805,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	789,558
1,090,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	1,206,436
3,525,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029(a)	4,160,937
905,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	1,045,192
1,860,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.125%, 4/01/2025, 144A(a)	2,131,922
3,345,000	Cigna Corp., 3.400%, 3/15/2050(a)	3,599,698
105,000	Cigna Corp., 3.875%, 10/15/2047, 144A(a)	120,048
1,697,967	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(a)(c)	1,701,967

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$1,196,103	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(a)(c)	$1,204,696
4,166,849	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059, 144A(a)(c)	4,177,951
1,724,007	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(a)(c)	1,719,022
1,945,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031(a)	2,307,780
2,930,000	Citigroup, Inc., Series MPLE, 4.090%, 6/09/2025, (CAD)(a)	2,329,216
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(a)	2,530,151
3,475,000	Constellation Brands, Inc., 3.150%, 8/01/2029(a)	3,726,163
405,000	Constellation Brands, Inc., 3.750%, 5/01/2050(a)	442,205
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)(a)	5,427,590
1,984,630	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.303%, 8/25/2062, 144A(a)(c)	1,985,986
1,388,812	Credit Suisse Mortgage Trust, Series 2019-RP10, Class A1, 3.135%, 12/26/2059, 144A(a)(c)	1,330,678
3,235,000	CVS Health Corp., 3.250%, 8/15/2029(a)	3,574,283
3,685,000	CVS Health Corp., 4.100%, 3/25/2025(a)	4,167,522
2,625,000	CVS Health Corp., 4.300%, 3/25/2028(a)	3,070,118
1,285,000	CVS Health Corp., 4.780%, 3/25/2038(a)	1,596,743
475,000	Dell International LLC/EMC Corp., 5.300%, 10/01/2029, 144A	524,271
2,755,000	Dell International LLC/EMC Corp., 6.200%, 7/15/2030, 144A(a)	3,230,328
383,279	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	390,858
6,025,000	Diamondback Energy, Inc., 3.500%, 12/01/2029(a)	5,835,634
1,180,000	Dominion Energy, Inc., Class C, 3.375%, 4/01/2030(a)	1,302,520
745,000	Duke Realty LP, 2.875%, 11/15/2029(a)	811,687
1,550,000	Energy Transfer Operating LP, 5.150%, 3/15/2045(a)	1,477,174
1,255,000	Enterprise Products Operating LLC, 2.800%, 1/31/2030(a)	1,307,000
295,000	Enterprise Products Operating LLC, 3.125%, 7/31/2029(a)	316,379
160,000	Enterprise Products Operating LLC, 3.700%, 1/31/2051(a)	167,578
300,000	Enterprise Products Operating LLC, 4.150%, 10/16/2028(a)	341,955
130,000	FedEx Corp., 4.050%, 2/15/2048(a)	133,389

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$585,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A(a)	$599,333
2,806,877	FHLMC, 4.000%, with various maturities from 2046 to 2048(a)(d)	3,027,354
899,355	FHLMC, 4.500%, with various maturities from 2044 to 2048(a)(d)	990,307
775,000	Fidelity National Information Services, Inc., 1.000%, 12/03/2028, (EUR)(a)	860,264
679,531	FNMA, 3.000%, 11/01/2046(a)	719,208
2,562,260	FNMA, 3.500%, with various maturities from 2045 to 2048(a)(d)	2,763,189
533,557	FNMA, 4.000%, 10/01/2047(a)	570,534
2,751,281	FNMA, 4.500%, with various maturities from 2043 to 2047(a)(d)	3,035,912
1,180,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/2025	1,180,472
170,000	Freeport-McMoRan, Inc., 3.875%, 3/15/2023	170,000
955,000	Freeport-McMoRan, Inc., 4.125%, 3/01/2028	926,350
990,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	960,300
125,000	Freeport-McMoRan, Inc., 5.000%, 9/01/2027	125,586
615,000	GATX Corp., 4.000%, 6/30/2030(a)	658,321
1,082,175	GCAT LLC, Series 2020-1, Class A1, 2.981%, 1/26/2060, 144A(a)(c)	1,046,191
1,415,000	GE Capital Funding LLC, 4.550%, 5/15/2032, 144A(a)	1,460,946
3,715,000	General Electric Co., 4.350%, 5/01/2050(a)	3,674,152
2,995,000	General Motors Co. , 6.125%, 10/01/2025(a)	3,365,436
315,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)(a)	337,593
1,005,691	GNMA, 1-month LIBOR + 1.770%, 2.759%, 5/20/2064(a)(b)	1,049,109
1,032,208	GNMA, 1-month LIBOR + 2.047%, 3.036%, 11/20/2064(a)(b)	1,100,973
1,058,831	GNMA, 1-month LIBOR + 2.057%, 3.042%, 11/20/2064(a)(b)	1,124,480
2,068,577	GNMA, 1-month LIBOR + 2.313%, 3.302%, 10/20/2063(a)(b)	2,175,225
10,466	GNMA, 3.890%, 6/20/2062(a)(c)	10,484
232,368	GNMA, 4.090%, 1/20/2063(a)(c)	237,002
223,495	GNMA, 4.481%, 4/20/2065(a)(c)	247,112
1,545,600	GNMA, 4.574%, 2/20/2065(a)(c)	1,721,470

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$5,004	GNMA, 4.630%, 12/20/2061(a)(c)	$5,124
1,440,523	GNMA, 4.651%, 7/20/2064(a)(c)	1,589,614
1,365,859	GNMA, 4.654%, 7/20/2064(a)(c)	1,513,081
2,544,296	GNMA, 4.665%, 5/20/2064(a)(c)	2,763,574
765,000	HCA, Inc., 4.125%, 6/15/2029	843,862
150,000	HCA, Inc., 4.500%, 2/15/2027	167,246
2,100,000	HCA, Inc., 5.000%, 3/15/2024(a)	2,334,153
1,630,000	HCA, Inc., 5.250%, 4/15/2025(a)	1,869,386
1,505,000	HCA, Inc., 5.250%, 6/15/2026(a)	1,738,760
580,000	HCA, Inc., 5.375%, 9/01/2026	630,124
605,000	HCA, Inc., 5.500%, 6/15/2047	736,764
745,000	HCA, Inc., 5.875%, 2/15/2026	816,580
800,000	IQVIA, Inc., 2.250%, 1/15/2028, (EUR)	861,769
715,000	Keurig Dr Pepper, Inc., 3.430%, 6/15/2027(a)	788,482
2,085,000	Keurig Dr Pepper, Inc., 3.800%, 5/01/2050(a)	2,355,959
90,000	Kinder Morgan, Inc., 5.050%, 2/15/2046(a)	103,251
3,660,000	Kraft Heinz Foods Co., 3.750%, 4/01/2030, 144A(a)	3,779,197
845,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	829,063
1,215,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	972,000
2,477,901	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(a)(c)	2,464,572
2,226,936	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(a)(c)	2,205,686
60,000	Lennar Corp., 5.000%, 6/15/2027	64,800
1,394,669	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072%, 12/26/2059, 144A(a)(c)	1,408,700
895,000	Owens Corning, 3.875%, 6/01/2030(a)	955,626
948,959	Preston Ridge Partners Mortgage LLC, Series 2019-3A, Class A1, 3.351%, 7/25/2024, 144A(a)(c)	953,875
1,400,496	Preston Ridge Partners Mortgage LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024, 144A(a)(c)	1,401,718
807,344	Preston Ridge Partners Mortgage LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025, 144A(a)(c)	802,235

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
1,595,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)(a)	$1,752,276
530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)(a)	583,766
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)(a)	4,889,793
670,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	691,360
1,333,786	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(a)(c)	1,336,677
1,885,000	Regency Centers LP, 3.700%, 6/15/2030(a)	2,033,628
980,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030, 144A	1,088,000
1,585,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024(a)	1,617,425
875,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026(a)	909,056
1,140,000	Simon Property Group LP, 2.450%, 9/13/2029(a)	1,121,965
2,455,000	Simon Property Group LP, 3.250%, 9/13/2049(a)	2,288,910
130,581	SoFi Professional Loan Program LLC, Series 2018-B, Class A1FX, 2.640%, 8/25/2047, 144A(a)	130,906
136,238	SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX, 3.080%, 1/25/2048, 144A(a)	137,214
3,100,712	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A(a)	3,119,598
4,110,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A(a)	4,574,266
1,645,000	T-Mobile USA, Inc., 4.375%, 4/15/2040, 144A(a)	1,902,804
865,000	Thermo Fisher Scientific, Inc., EMTN, 1.875%, 10/01/2049, (EUR)(a)	926,761
746,441	Towd Point HE Trust, Series 2019-HE1, Class A1, 1-month LIBOR + 0.900%, 1.085%, 4/25/2048, 144A(a)(b)	733,279
5,040,000	U.S. Treasury Bond, 2.875%, 5/15/2043(a)(e)	6,584,091
1,615,000	U.S. Treasury Note, 0.125%, 5/31/2022(a)	1,613,801
1,645,000	U.S. Treasury Note, 0.625%, 5/15/2030(a)	1,640,438
6,385,000	U.S. Treasury Note, 1.500%, 8/31/2021(a)	6,482,521
1,060,741	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027(a)	782,706
1,284,913	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027(a)	930,920
991,000	Valvoline, Inc., 4.250%, 2/15/2030, 144A	976,135
2,322,687	Vericrest Opportunity Loan Trust, Series 2019-NPL5, Class A1A, 3.352%, 9/25/2049, 144A(a)(c)	2,323,502
1,135,539	Vericrest Opportunity Loan Trust, Series 2019-NPL9, Class A1A, 3.327%, 11/26/2049, 144A(a)(c)	1,133,537

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$449,539	Vericrest Opportunity Loan Trust, Series 2020-NPL1, Class A1A, 3.228%, 1/25/2050, 144A(a)(c)	$446,746
1,004,576	Vericrest Opportunity Loan Trust, Series 2020-NPL2, Class A1A, 2.981%, 2/25/2050, 144A(a)(c)	994,996
2,692,460	Vericrest Opportunity Loan Trust, Series 2020-NPL3, Class A1A, 2.981%, 2/25/2050, 144A(a)(c)	2,666,451
570,000,000	Walmart, Inc., 0.183%, 7/15/2022, (JPY)(a)	5,218,344
2,480,000	Walt Disney Co. (The), 3.600%, 1/13/2051(a)	2,762,574

		253,827,174

	Total Bonds and Notes (Identified Cost $604,946,614)	628,496,723

Short-Term Investments – 1.5%
9,528,755	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $9,528,755 on 7/01/2020 collateralized by $8,807,200 U.S. Treasury Note, 2.125% due 5/31/2026 valued at $9,719,430 including accrued interest(f) (Identified Cost $9,528,755)	9,528,755

Description	Value (†)
Total Investments – 98.2% (Identified Cost $614,475,369)	$638,025,478
Other assets less liabilities – 1.8%	11,609,090

Net Assets – 100.0%	$649,634,568

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2020 is disclosed.

(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $157,523,957 or 24.2% of net assets.
ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	9/02/2020	BRL	S	16,291,000	$2,990,546	$2,987,311	$3,235
Bank of America, N.A.	9/02/2020	BRL	S	17,305,000	3,000,174	3,173,250	(173,076)
Citibank N.A.	9/16/2020	ZAR	S	72,730,000	4,259,543	4,158,682	100,861
Credit Suisse International	9/16/2020	CHF	B	3,258,000	3,394,740	3,446,437	51,697
Credit Suisse International	9/16/2020	JPY	B	2,622,384,000	24,227,271	24,311,475	84,204
Credit Suisse International	9/16/2020	KRW	B	9,280,531,000	7,705,522	7,719,565	14,043
HSBC Bank USA	9/16/2020	CAD	B	5,496,000	4,095,875	4,048,941	(46,934)
HSBC Bank USA	9/16/2020	COP	S	14,472,575,000	3,935,171	3,826,966	108,205
HSBC Bank USA	9/16/2020	SGD	B	1,893,000	1,353,322	1,358,644	5,322
Morgan Stanley Capital Services, Inc.	9/16/2020	GBP	B	13,533,000	17,060,782	16,776,164	(284,618)
Standard Chartered Bank	9/16/2020	EUR	B	37,275,000	42,157,839	41,948,494	(209,345)
Standard Chartered Bank	9/16/2020	EUR	S	600,000	674,748	675,227	(479)

Total							$(346,885)

At June 30, 2020, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	9/16/2020	SEK	3,770,000	EUR	361,292	$406,590	$1,631
Credit Suisse International	9/16/2020	IDR	21,947,060,000	JPY	166,644,343	1,544,919	21,396
HSBC Bank USA	9/16/2020	NOK	32,000,000	EUR	3,007,985	3,385,123	59,600
Morgan Stanley Capital Services, Inc.	9/16/2020	GBP	4,305,000	EUR	4,809,420	5,412,419	75,732
UBS AG	9/16/2020	ZAR	80,905,000	EUR	4,203,007	4,729,975	103,849

Total							$262,208

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2020, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2020	129	$16,194,760	$16,220,742	$25,982
10 Year Japan Government Bond	9/14/2020	17	23,923,656	23,923,593	(63)
German Euro BOBL	9/08/2020	70	10,558,195	10,615,498	57,303
Euro-Buxl® 30 Year Bond	9/08/2020	39	9,422,357	9,637,874	215,517
UK Long Gilt	9/28/2020	101	17,181,984	17,225,530	43,546

Total					$342,285

At June 30, 2020, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2020	82	$11,411,929	$11,412,094	$(165)
30 Year U.S. Treasury Bond	9/21/2020	149	26,507,430	26,605,812	(98,382)
German Euro Bund	9/08/2020	26	5,108,670	5,156,324	(47,654)
Ultra 10 Year U.S. Treasury Note	9/21/2020	234	36,624,259	36,851,344	(227,085)
Ultra Long U.S. Treasury Bond	9/21/2020	42	9,147,620	9,162,563	(14,943)

Total					$(388,229)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$628,496,723	$—	$628,496,723
Short-Term Investments	—	9,528,755	—	9,528,755

Total Investments	—	638,025,478	—	638,025,478

Forward Foreign Currency Contracts (unrealized appreciation)	—	629,775	—	629,775
Futures Contracts (unrealized appreciation)	342,348	—	—	342,348

Total	$342,348	$638,655,253	$—	$638,997,601

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(714,452)	$—	$(714,452)
Futures Contracts (unrealized depreciation)	(388,292)	—	—	(388,292)

Total	$(388,292)	$(714,452)	$—	$(1,102,744)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or June 30, 2020:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Canada	$2,008	$—	$7	$12	$—	$(2,027)	$—	$—	$—	$—

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2020, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2020, the Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2020:

	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Assets
Over-the-counter asset derivatives
Foreign exchange contracts	$629,775	$—
Exchange-traded asset derivatives
Interest rate contracts	—	342,348

Total asset derivatives	$629,775	$342,348

	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Liabilities
Over-the-counter liability derivatives
Foreign exchange contracts	$(714,452)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(388,292)

Total liability derivatives	$(714,452)	$(388,292)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2020, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$(169,841)	$160,000
Morgan Stanley Capital Services, Inc.	(208,886)	260,000
Standard Chartered Bank	(209,824)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2020:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$7,946,461	$7,096,485

Net loss amount reflects cash received as collateral of $490,000.

Industry Summary at June 30, 2020 (Unaudited)

Treasuries	31.8%
Banking	10.1
ABS Home Equity	6.1
Healthcare	4.7
Food & Beverage	4.7
Mortgage Related	3.7
Technology	3.5
Wireless	3.3
Local Authorities	2.5
Wirelines	2.2
Other Investments, less than 2% each	24.1
Short-Term Investments	1.5

Total Investments	98.2
Other assets less liabilities (including forward foreign currency and futures contracts)	1.8

Net Assets	100.0%

Currency Exposure Summary at June 30, 2020 (Unaudited)

United States Dollar	52.5%
Euro	12.8
Japanese Yen	10.4
Yuan Renminbi	4.8
British Pound	2.3
Canadian Dollar	2.0
Other, less than 2% each	13.4

Total Investments	98.2
Other assets less liabilities (including forward foreign currency and futures contracts)	1.8

Net Assets	100.0%